Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-02	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis

Effective as of October 2, 2023, we adopted a clawback policy that provides for the recoupment of excess incentive compensation paid to executive officers, including the Named Executive Officers, in accordance with Nasdaq listing standards and Exchange Act Rule 10D-1. The policy applies to compensation that is granted, earned, or vested based in whole or in part upon the attainment of a financial reporting measure and provides for the reimbursement or forfeiture by the executive officer of the excess portion of the compensation received by the executive officers during the three preceding fiscal years.